Schedule of investments
Delaware Ivy International Core Equity Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.37%Δ
Austria − 1.85%
Mondi	1,520,186	$ 29,180,515
		29,180,515
Brazil − 5.22%
Banco do Brasil	6,988,075	33,289,644
MercadoLibre †	29,982	49,272,419
		82,562,063
Canada − 3.48%
Dollarama	602,842	55,042,575
		55,042,575
China − 2.54%
Alibaba Group Holding ADR	187,255	13,482,360
Budweiser Brewing 144A #	11,504,500	13,553,684
H World Group ADR	395,768	13,186,990
		40,223,034
Denmark − 3.77%
Genmab †	47,840	11,987,651
Novo Nordisk Class B	329,920	47,641,056
		59,628,707
France − 14.23%
Airbus	269,254	36,984,742
BNP Paribas	548,091	34,942,804
L'Oreal	48,891	21,470,143
LVMH Moet Hennessy Louis Vuitton	33,938	25,936,435
Thales	256,332	41,040,554
TotalEnergies	519,528	34,679,696
Vinci	283,134	29,831,015
		224,885,389
Germany − 11.15%
Deutsche Telekom	1,720,026	43,251,612
Heidelberg Materials	177,867	18,442,919
KION Group	660,211	27,638,701
SAP	232,407	47,170,822
Siemens	130,469	24,273,162
Siemens Healthineers 144A #	269,769	15,543,310
		176,320,526
India − 7.74%
Axis Bank	2,350,478	35,664,126
Bharti Airtel	1,496,485	25,915,145
HDFC Bank	1,814,820	36,645,707
NTPC	5,313,662	24,109,417
		122,334,395
Ireland − 2.79%
Experian	340,984	15,888,056
ICON †	90,126	28,251,797
		44,139,853
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan − 11.81%
Asahi Group Holdings	825,500	$ 29,117,487
Mitsubishi UFJ Financial Group	3,926,600	42,197,100
Nintendo	489,400	26,025,896
Renesas Electronics	1,636,700	30,609,922
Seven & i Holdings	2,709,700	33,010,206
Tokio Marine Holdings	687,453	25,658,246
		186,618,857
Netherlands − 7.34%
Adyen 144A #, †	22,221	26,491,466
ASML Holding	34,512	35,637,436
ING Groep	959,743	16,406,331
Shell	1,044,228	37,569,825
		116,105,058
Singapore − 1.87%
Sea ADR †	414,730	29,620,017
		29,620,017
South Korea − 4.42%
KB Financial Group	661,204	37,707,602
SK Hynix †	187,350	32,189,085
		69,896,687
Spain − 2.24%
Banco Bilbao Vizcaya Argentaria	3,538,440	35,439,332
		35,439,332
Switzerland − 3.21%
Alcon	309,515	27,571,596
Nestle	226,785	23,151,784
		50,723,380
Taiwan − 4.27%
Taiwan Semiconductor Manufacturing	2,266,000	67,473,945
		67,473,945
United Kingdom − 5.97%
AstraZeneca ADR	274,349	21,396,479
Compass Group	577,234	15,761,120
Haleon	3,820,616	15,580,421
HSBC Holdings	2,150,500	18,591,459
Rentokil Initial	3,940,858	22,975,317
		94,304,796
United States − 3.47%
Freshworks Class A †	1,251,592	15,882,703
Schlumberger	414,741	19,567,480
NQ- IV961 [0624] 0824 (3775167)    1

Schedule of investments
Delaware Ivy International Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Stellantis	976,797	$ 19,327,757
		54,777,940
Total Common Stocks (cost $1,249,592,029)		1,539,277,069

Preferred Stock – 1.37%Δ
Brazil − 1.37%
Petroleo Brasileiro 14.18% ω	3,191,528	21,723,697
Total Preferred Stock (cost $21,177,123)		21,723,697

Short-Term Investments – 0.47%
Money Market Mutual Funds – 0.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,830,491	1,830,491
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,830,491	1,830,491
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,830,492	1,830,492
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,830,492	1,830,492
Total Short-Term Investments (cost $7,321,966)		7,321,966

	Number of shares	Value (US $)

Total Value of Securities−99.21% (cost $1,278,091,118)		1,568,322,732
Receivables and Other Assets Net of Liabilities — 0.79%		12,548,505
Net Assets Applicable to 74,965,108 Shares Outstanding — 100.00%	$1,580,871,237
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $55,588,460, which represents 3.52% of the Fund’s net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV961 [0624] 0824 (3775167)